Estimated Useful Lives of Property and Equipment (Detail)	12 Months Ended
Dec. 31, 2013
Furniture and equipment | Minimum
Property Plant and Equipment Estimated Useful Lives [Line Items]
Property, plant and equipment, useful life	3 years
Furniture and equipment | Maximum
Property Plant and Equipment Estimated Useful Lives [Line Items]
Property, plant and equipment, useful life	7 years
Equipment capital leases | Minimum
Property Plant and Equipment Estimated Useful Lives [Line Items]
Property, plant and equipment, useful life	3 years
Equipment capital leases | Maximum
Property Plant and Equipment Estimated Useful Lives [Line Items]
Property, plant and equipment, useful life	7 years
Leasehold improvements
Property Plant and Equipment Estimated Useful Lives [Line Items]
Property, plant and equipment, useful life	5 to 10 years or remaining lease period, whichever is shorter